UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 8, 2008

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$101,961

List of Other Managers:

No.  13F File Number	Name

      None

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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
AGCO Corp             COM      001084102        $2,849       66870 SH          SOLE      None          60820         0       6050
Airgas Inc            COM      009363102        $2,749       55376 SH          SOLE      None          49976         0       5400
Akamai Technologies   COM      00971T101        $2,532      145210 SH          SOLE      None         132140         0      13070
Allergan Inc          COM      018490102        $3,685       71554 SH          SOLE      None          65314         0       6240
Alliance Data Syste   COM      018581108        $5,265       83075 SH          SOLE      None          75675         0       7400
Ametek Inc            COM      031100100        $2,268       55627 SH          SOLE      None          50610         0       5017
Autodesk Inc          COM      052769106        $5,228      155825 SH          SOLE      None         142555         0      13270
Bank of America Cor   COM      060505104          $409       11700 SH          SOLE      None          11700         0          0
Blackbaud Inc         COM      09227Q100        $3,344      181236 SH          SOLE      None         164866         0      16370
Cerner Corp           COM      156782104        $1,703       38140 SH          SOLE      None          34680         0       3460
Chattem Inc           COM      162456107        $2,435       31140 SH          SOLE      None          28340         0       2800
Cognizant Tech Solu   COM      192446102        $2,165       94815 SH          SOLE      None          86675         0       8140
Colgate-Palmolive C   COM      194162103          $228        3030 SH          SOLE      None           3030         0          0
Cytec Industries In   COM      232820100        $1,701       43720 SH          SOLE      None           39690        0       4030
Dish Network Corp-A   COM      25470M109          $223       10640 SH          SOLE      None           10640        0          0
Gamestop Corporatio   COM      3646W7109        $3,189       93220 SH          SOLE      None           85230        0       7990
General Electric Co   COM      369604103          $352       13810 SH          SOLE      None           13810        0          0
Goodrich Corporatio   COM      382388106        $1,501       36060 SH          SOLE      None           32800        0       3260
Hologic Inc           COM      436440101        $4,031      208527 SH          SOLE      None          189731        0      18796
Jarden Corp           COM      471109108        $3,525      150330 SH          SOLE      None          136680        0      13650
Joy Global Inc        COM      481165108        $2,019       44730 SH          SOLE      None           40700        0       4030
Kansas City Souther   COM      485170302        $3,402       76695 SH          SOLE      None           69795        0       6900
Key Energy Services   COM      492914106        $2,815      242714 SH          SOLE      None          220974        0      21740
Kirby Corporation     COM      497266106        $2,207       58158 SH          SOLE      None           52958        0       5200
Lowes Companies Inc   COM      548661107          $220        9290 SH          SOLE      None            9290        0          0
Murphy Oil Corp       COM      626717102          $211        3290 SH          SOLE      None            3290        0          0
Nvidia Corporation    COM      67066G104          $298       27790 SH          SOLE      None           27790        0          0
Oceaneering Intl In   COM      675232102        $3,046       57125 SH          SOLE      None           52085        0       5040
Oracle Corporation    COM      68389X105          $350       17210 SH          SOLE      None           17210        0          0
Price T Rowe Group    COM      74144T108        $2,481       46191 SH          SOLE      None           42241        0       3950
Quest Diagnostics I   COM      74834L100        $3,600       69680 SH          SOLE      None           63910        0       5770
Roper Industries In   COM      776696106        $3,012       52880 SH          SOLE      None           48120        0       4760
Ross Stores Inc       COM      778296103        $2,439       66251 SH          SOLE      None           60291        0       5960
Rowan Companies       COM      779382100        $1,838       60170 SH          SOLE      None           54880        0       5290
St Jude Medical Inc   COM      790849103        $3,623       83315 SH          SOLE      None           75795        0       7520
Superior Energy Ser   COM      868157108        $3,133      100595 SH          SOLE      None           91585        0       9010
Sysco Corp            COM      871829107          $344       11150 SH          SOLE      None           11150        0          0
Teradyne Incorporat   COM      880770102        $1,468      187970 SH          SOLE      None          176700        0      11270
Terex Corporation     COM      880779103        $3,394      111195 SH          SOLE      None          101075        0      10120
The Nasdaq OMX Grou   COM      631103108        $3,245      106160 SH          SOLE      None           96600        0       9560
Trimble Navigation    COM      896239100        $2,892      111825 SH          SOLE      None          101785        0      10040
Urban Outfitters In   COM      917047102        $2,801       87890 SH          SOLE      None           79900                7990
Verisign Inc          COM      92343E102        $2,253       86390 SH          SOLE      None           78580        0       7810
Weatherford Interna   COM      G95089101        $1,488       59190 SH          SOLE      None           53890        0       5300
TOTAL PORTFOLIO                               $101,961     3327759 SHS                                3045556        0     282203

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